STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended		10 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 28, 2020	May 19, 2020	Dec. 31, 2019
Common stock shares authorized			25,500,000			19,600,000
Common stock shares par value			$ 0.0001			$ 0.0001
Common Stock Shares Issued			9,750,427			9,676,677
Common Stock Shares Outstanding			9,750,427			9,676,677
Novus Capital Corp [Member]
Preferred stock shares authorized			1,000,000
Preferred stock shares par value			$ 0.0001
Preferred stock shares issued			0
Preferred stock shares outstanding			0
Common stock shares authorized			30,000,000
Common stock shares par value			$ 0.0001
Common Stock Shares Issued			3,414,013
Common Stock Shares Outstanding			3,414,013
Shares of common stock subject to possible redemption			9,235,987
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised		375,000	13,250,000
Warrants exercisable term from the closing of the public offering			30 days
Warrants exercisable for cash			$ 0
Warrants exercise price			$ 11.50
Redemption price per warrant			$ 0.01
Closing price of share for threshold trading days			20 days
Closing price of share for threshold consecutive trading days			30 days
Price per share			$ 9.20	$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)			115.00%
IPO | Novus Capital Corp [Member]
Warrants exercisable term from the closing of the public offering			12 months
Price per share			$ 18.00		$ 10.00
Maximum | Novus Capital Corp [Member]
Minimum threshold written notice period for redemption of public warrants			30 days
Minimum | Novus Capital Corp [Member]
Percentage of gross proceeds on total equity proceeds			60.00%
Representative Shares | Novus Capital Corp [Member]
Issuance of common stock to initial stockholders (in shares)	150,000
Fair value of shares issued	$ 1,304	$ 1,304